Accounts Receivable, Net of Allowances (Tables)	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowances

Accounts receivable, net of allowances consists of the following:

	As of June 30, 2018	As of December 31, 2017
Accounts receivable	196,526	197,389
Others	2,578	4,048
Allowance for doubtful accounts	(3,632)	(3,164)

	$195,472	$198,273